Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Provisions For Losses On Long Term Contracts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	[1]	$ 83,348	$ 130,274		$ 135,548
Additions (Charged to Costs and Expenses)	[1]	14,149	20,775		20,588
Deductions (Write-Offs and Actual Losses Incurred)	[1]	50,719	67,701		31,961
Additions Resulting from Acquisitions	[1]	0	0		6,099
Balance at End of Period		46,778	83,348	[1]	130,274	[1]
Deduction from inventories		22,690	43,513		80,464
Other accrued expenses		24,088	39,835		49,810
Provisions For Claims And Potential Contractual Penalties And Others
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		4,484	7,501		7,557
Additions (Charged to Costs and Expenses)		1,186	158		1,860
Deductions (Write-Offs and Actual Losses Incurred)		264	3,175		1,916
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		5,406	4,484		7,501
Allowance For Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		7,416	6,738		7,445
Additions (Charged to Costs and Expenses)		2,541	1,554		1,330
Deductions (Write-Offs and Actual Losses Incurred)		372	876		2,037
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		9,585	7,416		6,738
Valuation Allowance On Deferred Taxes
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		6,605	6,540		5,424
Additions (Charged to Costs and Expenses)		798	2,641		3,770
Deductions (Write-Offs and Actual Losses Incurred)		77	2,576		2,654
Additions Resulting from Acquisitions		0	0		0
Balance at End of Period		$ 7,326	$ 6,605		$ 6,540

[1]	An amount of $22,690, $43,513 and $80,464 as of December 31, 2017, 2016 and 2015, respectively, is presented as a deduction from inventories, and an amount of $24,088, $39,835 and $49,810 as of December 31, 2017, 2016 and 2015, respectively, is presented as part of other payables and accrued expenses.